December 4, 2009

VIA EDGAR
US Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      American Pension Investors Trust
File Nos. 811-04262 and 002-96538
Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of American Pension Investors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant's Preliminary Proxy Statement which will be used in connection with a special meeting of the shareholders of the Class A Shares of the API Efficient Frontier Income Fund (the “Fund”), a separate series of the Trust, to be held on Monday, January 11, 2010 (the “Special Meeting”).  This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy.  This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about December 14, 2009.

The sole matter to be considered at the Special Meeting will be the approval of a new Plan of Distribution Pursuant to Rule 12b-1 (the “12b-1 Plan”) by the Fund's shareholders.  The Trust's Board approved the implementation of the 12b-1 Plan at its October 14, 2009 Regular Quarterly Meeting and has recommended that the Fund's shareholders approve the 12b-1 Plan.

Please direct all questions or comments regarding the foregoing to me at (866) 862-1719.  Thank you for your consideration.

Sincerely,

/s/  David D. Jones
DAVID D. JONES, Esq.